INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 8,506	€ 8,384
Balance at end of period	8,414	8,506	€ 8,384
Total intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,763	8,598
Additions	60	95
Disposals	(34)	(15)
Currency translation adjustments	(99)	85
Transfers and reclassifications	0	0
Balance at end of period	8,690	8,763	8,598
Total intangibles | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(257)	(214)
Amortisation expense	(62)	(52)
Disposals	34	14
Currency translation adjustments	9	(5)
Balance at end of period	(276)	(257)	(214)
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,165	8,084
Balance at end of period	8,078	8,165	8,084
Franchise intangible | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,165	8,084
Additions	0	1
Disposals	0	0
Currency translation adjustments	(87)	80
Transfers and reclassifications	0	0
Balance at end of period	8,078	8,165	8,084
Franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	111	113
Balance at end of period	149	111	113
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	333	300
Additions	34	30
Disposals	(34)	(14)
Currency translation adjustments	(12)	5
Transfers and reclassifications	61	12
Balance at end of period	382	333	300
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(222)	(187)
Amortisation expense	(54)	(44)	(43)
Disposals	34	13
Currency translation adjustments	9	(4)
Balance at end of period	(233)	(222)	(187)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	126	135
Balance at end of period	118	126	135
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	161	162
Additions	0	0
Disposals	0	(1)
Currency translation adjustments	0	0
Transfers and reclassifications	0	0
Balance at end of period	161	161	162
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(35)	(27)
Amortisation expense	(8)	(8)	(8)
Disposals	0	1
Currency translation adjustments	0	(1)
Balance at end of period	(43)	(35)	(27)
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	104	52
Balance at end of period	69	104	52
Assets under construction | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	104	52
Additions	26	64
Disposals	0	0
Currency translation adjustments	0	0
Transfers and reclassifications	(61)	(12)
Balance at end of period	69	104	52
Assets under construction | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,520	2,518
Balance at end of period	2,517	2,520	2,518
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,520	2,518
Additions	0	0
Disposals	0	0
Currency translation adjustments	(3)	2
Transfers and reclassifications	0	0
Balance at end of period	2,517	2,520	2,518
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	€ 0	€ 0	€ 0